LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2017
LAND USE RIGHT, NET

12. LAND USE RIGHT, NET

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	13,088,906
Less: accumulated amortization	(18,728,872)	(20,649,782)	(3,173,814)

Net book value	66,431,476	64,510,566	9,915,092

Amortization charge for the years ended December 31, 2015, 2016 and 2017 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively. The land-use right was mortgaged for the convertible notes and bank borrowing in 2015 (see Note 20 and 21).